Regulatory Assets and Liabilities - Canada Electric Utilities (Narrative) (Details) $ in Millions		5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 18, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) km	Dec. 31, 2020 CAD ($)	Feb. 16, 2022 CAD ($)	Feb. 09, 2022 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities							$ 2,055	$ 1,961
Utilities Operating Expense, Depreciation and Amortization							902	881
Contractual Obligation, to be Paid, Year One							2,195
Contractual Obligation, to be Paid, Year Two							942
Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization							246	236
Regulated fuel adjustment mechanism
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities							$ 0	21
NSPI
Public Utilities, General Disclosures [Line Items]
Recovery Period							3 years
Regulatory Asset Recovery Assessments							.
NSPI | NSP Maritime Link Inc. | Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Holdback payable	$ 10
NSPI | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Recovery Period							3 years
NSPI | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Recovery Period							3 years
Regulatory Liabilities							$ 172	145
Approved payment in period							139	135
Holdback payable							10	$ 4
Utilities Operating Expense, Depreciation and Amortization							23
Phase-in Plan, Amount of Capitalized Costs Recovered							40
Contractual Obligation, to be Paid, Year One							164
Contractual Obligation, to be Paid, Year Two							$ 162
Energy Delivery Commitments and Contracts, Term							35 years
NSPI | Range, Minimum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							8.75%	8.75%
NSPI | Range, Maximum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							9.25%	9.25%
Regulated common equity component							40.00%	40.00%
NSPI | Scenario Plan | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 21		$ 56	$ 54	$ 52
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage				2.90%
NSPI | Scenario Plan | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities										$ 1,800
Holdback payable							$ 10
Phase-in Plan, Amount of Capitalized Costs Recovered							$ 12
Contractual Obligation, to be Paid, Year One										$ 168
Interim cost assessment, holdback			2
Loss Contingency, Estimate of Possible Loss									$ 10
NSPI | Regulated fuel adjustment mechanism | Scenario Plan | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage					0.80%
NSPI | Regulated fuel adjustment mechanism | Scenario Plan | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Regulatory Asset Recovery Assessments							The UARB’s decision to approve NSPI’s 2020 through 2022 fuel stability plan outlined the treatment of the reduced 2019 NSPML assessment of $52 million plus interest. NSPI refunded approximately $40 million plus interest to customers, and the remaining $12 million plus interest will be returned to customers subsequent to 2022.
NSPI | Public Utilities Act | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage							1.50%
Emera Newfoundland and Labrador Holdings Inc. | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Public Utilities, Equipment, Transmission and Distribution							$ 1,800
Length Of Pipeline | km							170
Interim cost assessment, holdback							The approved interim cost assessment payments are subject to a holdback of up to $10 million pending UARB agreement that benefits from the Maritime Link are realized for NSPI customers
Emera Newfoundland and Labrador Holdings Inc. | Range, Minimum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							8.75%
Emera Newfoundland and Labrador Holdings Inc. | Range, Maximum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							9.25%
Regulated common equity component							30.00%
Emera Newfoundland and Labrador Holdings Inc. | Regulated fuel adjustment mechanism | Scenario Plan | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes								$ 52
Regulatory Asset Recovery Assessments							In response to the delayed timing of energy delivery from the Muskrat Falls project, which is being developed by Nalcor Energy, the approved Maritime Link interim assessment payment in 2019 reflected a reduction in NSPML’s assessment, related to depreciation and amortization expenses. The UARB’s decision to approve NSPI’s 2020 through 2022 fuel stability plan outlined the treatment of the reduced 2019 NSPML assessment of $52 million plus interest.